UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22406

Mirae Asset Discovery Funds
(Exact name of registrant as specified in charter)

625 Madison Avenue, 3rd Floor New York, NY	10022
(Address of principal executive offices)	(Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Ste 200, Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(212) 205-8300

Date of fiscal year end:	April 30

Date of reporting period:	January 31, 2020

Item 1. Schedule of Investments.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Emerging Markets Fund	January 31, 2020 (Unaudited)

	Shares	Value
Common Stocks (96.0%)
3SBio, Inc.* (Biotechnology)	608,500	$777,621
AIA Group Ltd. (Insurance)	105,200	1,037,206
AL Rajhi Bank (Banks)	59,969	1,060,181
Alibaba Group Holding Ltd. ADR* (Internet & Direct Marketing Retail)	21,573	4,456,765
Alsea SAB de CV* (Hotels, Restaurants & Leisure)	189,181	459,422
Banco do Brasil SA (Banks)	130,235	1,468,919
BOC Aviation Ltd. (Trading Companies & Distributors)	22,100	203,208
CCC SA (Textiles, Apparel & Luxury Goods)	20,900	523,174
CD Projekt SA (Entertainment)	7,100	514,273
China Overseas Land & Investment Ltd. (Real Estate Management & Development)	220,000	708,380
China Petroleum & Chemical Corp. (Oil, Gas & Consumable Fuels)	1,400,000	738,736
China Resources Gas Group Ltd. (Gas Utilities)	150,000	789,108
Clicks Group Ltd. (Food & Staples Retailing)	32,000	521,096
Companhia de Locacao das Americas (Road & Rail)	221,275	1,227,210
Credicorp Ltd. (Banks)	3,800	785,004
CSPC Pharmaceutical Group Ltd. (Pharmaceuticals)	358,000	791,527
Dabur India Ltd. (Personal Products)	60,674	421,572
Dalmia Bharat Ltd. (Construction Materials)	82,587	1,011,126
Detsky Mir PJSC (Specialty Retail)	370,591	667,124
DLF Ltd. (Real Estate Management & Development)	226,183	823,441
FirstRand Ltd. (Diversified Financial Services)	128,195	491,487
Gail India Ltd. (Gas Utilities)	663,525	1,120,134
Grupo Financiero Banorte Sab de CV (Banks)	141,000	869,099
Guangzhou Baiyun International Airport Co. Ltd., Class A (Transportation Infrastructure)	452,475	941,092
Halyk Savings Bank of Kazakhstan JSC GDR (Banks)	40,500	589,275
HDFC Bank Ltd. (Banks)	74,766	1,285,011
ICICI Bank Ltd. (Banks)	322,684	2,367,248
IHH Healthcare Berhad (Health Care Providers & Services)	1,234,600	1,718,071
Industrial & Commerical Bank of China Ltd., H Shares (Banks)	1,084,000	721,390
KAZ Minerals PLC (Metals & Mining)	156,436	902,401
Lemon Tree Hotels Ltd.* (Hotels, Restaurants & Leisure)	1,224,474	939,784
Li-Ning Co. Ltd. (Textiles, Apparel & Luxury Goods)	274,500	804,617
Lojas Renner SA (Multiline Retail)	93,300	1,255,605
Meituan Dianping, Class B* (Internet & Direct Marketing Retail)	59,300	751,526
MercadoLibre, Inc.* (Internet & Direct Marketing Retail)	804	533,052
Mr. Price Group Ltd. (Specialty Retail)	47,731	535,934
Narayana Hrudayalaya Ltd. (Health Care Providers & Services)	249,371	1,320,600
Novatek OAO Spons GDR (Oil, Gas & Consumable Fuels)	5,550	999,000
Phu Nhuan Jewelry JSC (Textiles, Apparel & Luxury Goods)	343,600	1,244,558
Ping An Insurance (Group) Co. of China Ltd., H Shares (Insurance)	73,000	825,893
Prosus NV* (Internet & Direct Marketing Retail)	22,401	1,614,180
PT Bank Central Asia TBK (Banks)	358,600	843,017
Raia Drogasil SA (Food & Staples Retailing)	32,300	933,708
Reliance Industries Ltd. (Oil, Gas & Consumable Fuels)	38,202	755,821
Rumo SA* (Road & Rail)	272,527	1,475,183
Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	95,838	4,250,071

	Shares	Value
Common Stocks, continued
Samsung SDI Co. Ltd. (Electronic Equipment, Instruments & Components)	3,697	$843,807
Sberbank of Russia ADR (Banks)	69,030	1,100,600
SBI Life Insurance Co. Ltd. (Insurance)	116,338	1,617,886
Security Bank Corp. (Banks)	230,830	801,640
Singapore Telecommunications Ltd. (Diversified Telecommunication Services)	312,700	756,366
SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	13,089	1,015,311
Sunny Optical Technology Group Co. Ltd. (Electronic Equipment, Instruments & Components)	26,500	426,739
Suzano SA (Paper & Forest Products)	110,600	1,021,209
Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	151,000	1,615,517
TAL Education Group ADR* (Diversified Consumer Services)	33,768	1,685,023
Tencent Holdings Ltd. (Interactive Media & Services)	72,900	3,461,651
Tencent Music Entertainment Group ADR* (Entertainment)	70,668	896,777
Titan Co. Ltd. (Textiles, Apparel & Luxury Goods)	27,075	446,076
Tonghua Dongbao Pharmaceutical Co. Ltd. (Pharmaceuticals)	522,131	879,611
Universal Robina Corp. (Food Products)	427,040	1,215,752
Vietnam Technological & Commercial Joint Stock Bank* (Banks)	803,880	744,880
Wal-Mart de Mexico Sab de CV (Food & Staples Retailing)	223,700	654,671
Yandex NV* (Interactive Media & Services)	21,480	962,519
TOTAL COMMON STOCKS
(Cost $64,488,628)		69,218,885
TOTAL INVESTMENTS
(Cost $64,488,628) — 96.0%		69,218,885
Other Net Assets (Liabilities) — 4.0%		2,849,309
NET ASSETS — 100.0%		$72,068,194

*	Non-income producing security
ADR	American Depository Receipt
GDR	Global Depository Receipt

See accompanying notes to schedule of portfolio investments.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Emerging Markets Fund	January 31, 2020 (Unaudited)

The Emerging Markets Fund invested in the following industries as of January 31, 2020:

	Value	% of Net Assets
Banks	$12,636,264	17.6%
Biotechnology	777,621	1.1%
Construction Materials	1,011,126	1.4%
Diversified Consumer Services	1,685,023	2.3%
Diversified Financial Services	491,487	0.7%
Diversified Telecommunication Services	756,366	1.0%
Electronic Equipment, Instruments & Components	1,270,546	1.8%
Entertainment	1,411,050	2.0%
Food & Staples Retailing	2,109,475	2.9%
Food Products	1,215,752	1.7%
Gas Utilities	1,909,242	2.6%
Health Care Providers & Services	3,038,671	4.2%
Hotels, Restaurants & Leisure	1,399,206	1.9%
Insurance	3,480,985	4.8%
Interactive Media & Services	4,424,170	6.1%
Internet & Direct Marketing Retail	7,355,523	10.2%
Metals & Mining	902,401	1.3%
Multiline Retail	1,255,605	1.7%
Oil, Gas & Consumable Fuels	2,493,557	3.5%
Paper & Forest Products	1,021,209	1.4%
Personal Products	421,572	0.6%
Pharmaceuticals	1,671,138	2.3%
Real Estate Management & Development	1,531,821	2.1%
Road & Rail	2,702,393	3.7%
Semiconductors & Semiconductor Equipment	2,630,828	3.7%
Specialty Retail	1,203,058	1.7%
Technology Hardware, Storage & Peripherals	4,250,071	5.9%
Textiles, Apparel & Luxury Goods	3,018,425	4.2%
Trading Companies & Distributors	203,208	0.3%
Transportation Infrastructure	941,092	1.3%
Other Net Assets	2,849,309	4.0%
Total	$72,068,194	100.0%

The Emerging Markets Fund invested in securities with exposure to the following countries as of January 31, 2020:

	Value	% of Net Assets
Argentina	$533,052	0.7%
Brazil	7,381,834	10.2%
China	17,367,441	24.1%
Hong Kong	3,326,221	4.6%
India	12,108,699	16.8%
Indonesia	843,017	1.2%
Kazakstan	589,275	0.8%
Mexico	1,983,192	2.8%
Netherlands	1,614,180	2.2%
Peru	785,004	1.1%
Philippines	2,017,392	2.8%
Poland	1,037,447	1.4%
Russia	3,729,243	5.2%
Saudi Arabia	1,060,181	1.5%
Singapore	959,574	1.3%
South Africa	1,548,517	2.1%
South Korea	7,827,260	10.9%
Taiwan	1,615,517	2.2%
United Kingdom	902,401	1.3%
Vietnam	1,989,438	2.8%
Other Net Assets	2,849,309	4.0%
Total	$72,068,194	100.0%

See accompanying notes to schedule of portfolio investments.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Asia Fund	January 31, 2020 (Unaudited)

	Shares	Value
Common Stocks (97.9%)
3SBio, Inc.* (Biotechnology)	318,000	$406,382
AIA Group Ltd. (Insurance)	50,200	494,941
Alibaba Group Holding Ltd. ADR* (Internet & Direct Marketing Retail)	11,329	2,340,457
Apollo Hospitals Enterprise Ltd. (Health Care Providers & Services)	15,149	352,493
BOC Aviation Ltd. (Trading Companies & Distributors)	18,800	172,865
China Mengniu Dairy Co. Ltd. (Food Products)	32,000	116,893
China Overseas Land & Investment Ltd. (Real Estate Management & Development)	110,000	354,190
China Petroleum & Chemical Corp. (Oil, Gas & Consumable Fuels)	690,000	364,091
China Resources Gas Group Ltd. (Gas Utilities)	66,000	347,207
CSPC Pharmaceutical Group Ltd. (Pharmaceuticals)	196,000	433,350
Dabur India Ltd. (Personal Products)	28,473	197,834
Dalmia Bharat Ltd. (Construction Materials)	41,247	504,994
DBS Group Holdings Ltd. (Banks)	16,288	298,898
DLF Ltd. (Real Estate Management & Development)	106,724	388,539
Gail India Ltd. (Gas Utilities)	340,098	574,139
Guangzhou Baiyun International Airport Co. Ltd., Class A (Transportation Infrastructure)	239,945	499,056
HDFC Bank Ltd. (Banks)	34,784	597,836
Huya, Inc. ADR* (Entertainment)	1,244	22,243
ICICI Bank Ltd. (Banks)	162,939	1,195,339
IHH Healthcare Berhad (Health Care Providers & Services)	563,350	783,959
Indian Oil Corp. Ltd. (Oil, Gas & Consumable Fuels)	240,288	381,441
Industrial & Commerical Bank of China Ltd., H Shares (Banks)	645,000	429,240
Lemon Tree Hotels Ltd.* (Hotels, Restaurants & Leisure)	589,205	452,215
Li-Ning Co. Ltd. (Textiles, Apparel & Luxury Goods)	124,500	364,936
Meituan Dianping, Class B* (Internet & Direct Marketing Retail)	29,200	370,060
Phu Nhuan Jewelry JSC (Textiles, Apparel & Luxury Goods)	121,800	441,173
Ping An Insurance (Group) Co. of China Ltd., H Shares (Insurance)	32,500	367,692
PT Bank Central Asia TBK (Banks)	158,900	373,551
Reliance Industries Ltd. (Oil, Gas & Consumable Fuels)	18,707	370,115
Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	46,701	2,056,272
Samsung SDI Co. Ltd. (Electronic Equipment, Instruments & Components)	2,198	501,674
SBI Life Insurance Co. Ltd. (Insurance)	56,270	782,534
Security Bank Corp. (Banks)	105,760	367,289
Shinhan Financial Group Ltd. (Banks)	4,959	161,425
Singapore Telecommunications Ltd. (Diversified Telecommunication Services)	137,700	333,072
SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	6,969	540,584
Sunny Optical Technology Group Co. Ltd. (Electronic Equipment, Instruments & Components)	11,000	177,137
Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	59,000	631,229
TAL Education Group ADR* (Diversified Consumer Services)	16,263	811,524
Tencent Holdings Ltd. (Interactive Media & Services)	33,300	1,581,248
Tencent Music Entertainment Group ADR* (Entertainment)	31,260	396,689
Titan Co. Ltd. (Textiles, Apparel & Luxury Goods)	14,210	234,118

	Shares	Value
Common Stocks, continued
Tonghua Dongbao Pharmaceutical Co. Ltd. (Pharmaceuticals)	274,573	$462,561
Universal Robina Corp. (Food Products)	187,440	533,628
Vietnam Technological & Commercial Joint Stock Bank* (Banks)	358,820	332,485
TOTAL COMMON STOCKS
(Cost $22,221,909)		23,899,598
TOTAL INVESTMENTS
(Cost $22,221,909) — 97.9%		23,899,598
Other Net Assets (Liabilities) — 2.1%		512,641
NET ASSETS — 100.0%		$24,412,239

*	Non-income producing security
ADR	American Depository Receipt

The Asia Fund invested in the following industries as of January 31, 2020:

	Value	% of Net Assets
Banks	$3,756,063	15.3%
Biotechnology	406,382	1.7%
Construction Materials	504,994	2.1%
Diversified Consumer Services	811,524	3.3%
Diversified Telecommunication Services	333,072	1.4%
Electronic Equipment, Instruments & Components	678,811	2.8%
Entertainment	418,932	1.7%
Food Products	650,521	2.7%
Gas Utilities	921,346	3.8%
Health Care Providers & Services	1,136,452	4.7%
Hotels, Restaurants & Leisure	452,215	1.9%
Insurance	1,645,167	6.7%
Interactive Media & Services	1,581,248	6.5%
Internet & Direct Marketing Retail	2,710,517	11.0%
Oil, Gas & Consumable Fuels	1,115,647	4.6%
Personal Products	197,834	0.8%
Pharmaceuticals	895,911	3.7%
Real Estate Management & Development	742,729	3.0%
Semiconductors & Semiconductor Equipment	1,171,813	4.8%
Technology Hardware, Storage & Peripherals	2,056,272	8.4%
Textiles, Apparel & Luxury Goods	1,040,227	4.3%
Trading Companies & Distributors	172,865	0.7%
Transportation Infrastructure	499,056	2.0%
Other Net Assets	512,641	2.1%
Total	$24,412,239	100.0%

The Asia Fund invested in securities with exposure to the following countries as of January 31, 2020:

	Value	% of Net Assets
China	$8,593,316	35.1%
Hong Kong	1,746,581	7.2%
India	6,031,597	24.7%
Indonesia	373,551	1.5%
Philippines	900,917	3.7%
Singapore	804,835	3.3%
South Korea	4,043,914	16.6%
Taiwan	631,229	2.6%
Vietnam	773,658	3.2%
Other Net Assets	512,641	2.1%
Total	$24,412,239	100.0%

See accompanying notes to schedule of portfolio investments.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Emerging Markets Great Consumer Fund	January 31, 2020 (Unaudited)

	Shares	Value
Common Stocks (93.0%)
AIA Group Ltd. (Insurance)	1,212,000	$11,949,571
AL Rajhi Bank (Banks)	402,461	7,115,038
Alibaba Group Holding Ltd.* (Internet & Direct Marketing Retail)	1,020,700	26,337,932
Alsea SAB de CV* (Hotels, Restaurants & Leisure)	1,316,972	3,198,236
Apollo Hospitals Enterprise Ltd. (Health Care Providers & Services)	232,068	5,399,850
Asian Paints Ltd. (Chemicals)	417,364	10,469,635
Banco do Brasil SA (Banks)	869,375	9,805,668
Britannia Industries Ltd. (Food Products)	315,921	14,102,759
CCC SA (Textiles, Apparel & Luxury Goods)	142,100	3,557,086
CD Projekt SA (Entertainment)	47,400	3,433,314
China Feihe Ltd.* (Food Products)	27,561,000	33,216,714
China International Travel Service Corp. Ltd., Class A (Hotels, Restaurants & Leisure)	1,947,208	22,383,877
China Merchants Bank Co. Ltd. (Banks)	1,919,500	9,257,816
China Overseas Land & Investment Ltd. (Real Estate Management & Development)	3,684,000	11,862,139
Clicks Group Ltd. (Food & Staples Retailing)	216,300	3,522,283
Companhia de Locacao das Americas (Road & Rail)	1,438,572	7,978,443
CP All Public Co. Ltd. (Food & Staples Retailing)	4,134,100	9,330,905
Credicorp Ltd. (Banks)	26,120	5,395,870
Crompton Greaves Consumer Electricals (Household Durables)	928,318	3,681,845
Detsky Mir PJSC (Specialty Retail)	2,699,825	4,860,127
FirstRand Ltd. (Diversified Financial Services)	953,809	3,656,808
Foshan Haitian Flavouring & Food Co. Ltd., A Shares (Food Products)	923,853	14,002,814
Godrej Consumer Products Ltd. (Personal Products)	516,483	4,869,128
Grupo Financiero Banorte Sab de CV (Banks)	906,100	5,585,039
Haidilao International Holding Ltd. (Hotels, Restaurants & Leisure)	2,360,000	9,034,510
Halyk Savings Bank of Kazakhstan JSC GDR (Banks)	246,900	3,592,395
HDFC Bank Ltd. (Banks)	1,000,557	17,196,679
Hindustan Unilever Ltd. (Household Products)	460,553	13,112,367
Jiangsu Hengrui Medicine Co. Ltd., Class A (Pharmaceuticals)	999,375	12,220,568
Jollibee Foods Corp. (Hotels, Restaurants & Leisure)	982,630	3,690,001
Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., Class A (Food Products)	825,168	4,353,763
KAZ Minerals PLC (Metals & Mining)	1,065,443	6,146,005
LG Household & Health Care Ltd. (Personal Products)	6,352	6,657,911
Li-Ning Co. Ltd. (Textiles, Apparel & Luxury Goods)	5,272,500	15,454,810
Lojas Renner SA (Multiline Retail)	597,340	8,038,835
Luckin Coffee, Inc. ADR* (Hotels, Restaurants & Leisure)	40,674	1,321,498
MercadoLibre, Inc.* (Internet & Direct Marketing Retail)	6,615	4,385,745
Mr. Price Group Ltd. (Specialty Retail)	298,647	3,353,276
Nestle India Ltd. (Food Products)	60,811	13,074,182
New Oriental Education & Technology Group, Inc. ADR* (Diversified Consumer Services)	143,230	17,409,607
Ping An Insurance (Group) Co. of China Ltd., H Shares (Insurance)	1,293,500	14,634,140
Prosus NV* (Internet & Direct Marketing Retail)	148,534	10,703,121
PT Bank Central Asia TBK (Banks)	5,622,500	13,217,689
Raia Drogasil SA (Food & Staples Retailing)	210,200	6,076,328
Rumo SA* (Road & Rail)	1,866,811	10,105,008
Sberbank of Russia ADR (Banks)	478,842	7,634,557
Shanghai International Airport Co. Ltd., Class A (Transportation Infrastructure)	1,361,137	13,214,561
Shenzhou International Group (Textiles, Apparel & Luxury Goods)	828,700	10,940,579
Suzano SA (Paper & Forest Products)	707,400	6,531,676

	Shares or Principal Amount	Value
Common Stocks, continued
TAL Education Group ADR* (Diversified Consumer Services)	65,599	$3,273,390
TCS Group Holdings PLC GDR (Banks)	324,149	7,714,746
Tencent Holdings Ltd. (Interactive Media & Services)	254,900	12,103,906
Vietnam Dairy Products JSC (Food Products)	1,431,416	6,665,878
Wal-Mart de Mexico Sab de CV (Food & Staples Retailing)	1,510,100	4,419,395
Yandex NV* (Interactive Media & Services)	142,901	6,403,394
TOTAL COMMON STOCKS
(Cost $453,190,788)		507,653,417
Foreign Bond (0.0%NM)
India (0.0%NM)
Britannia Industries Ltd., 8.00%, 8/28/22	11,930,100	172,923
TOTAL FOREIGN BOND
(Cost $166,146)		172,923
TOTAL INVESTMENTS
(Cost $453,356,934) — 93.0%		507,826,340
Other Net Assets (Liabilities) — 7.0%		38,196,104
NET ASSETS — 100.0%		$546,022,444

*	Non-income producing security
NM	Not meaningful, amount less than 0.05%
ADR	American Depository Receipt
GDR	Global Depository Receipt

The Emerging Markets Great Consumer Fund invested in the following industries as of January 31, 2020:

	Value	% of Net Assets
Banks	$86,515,497	15.7%
Chemicals	10,469,635	1.9%
Diversified Consumer Services	20,682,997	3.8%
Diversified Financial Services	3,656,808	0.7%
Entertainment	3,433,314	0.6%
Food & Staples Retailing	23,348,911	4.3%
Food Products	85,589,033	15.7%
Health Care Providers & Services	5,399,850	1.0%
Hotels, Restaurants & Leisure	39,628,122	7.3%
Household Durables	3,681,845	0.7%
Household Products	13,112,367	2.4%
Insurance	26,583,711	4.9%
Interactive Media & Services	18,507,300	3.4%
Internet & Direct Marketing Retail	41,426,798	7.6%
Metals & Mining	6,146,005	1.1%
Multiline Retail	8,038,835	1.5%
Paper & Forest Products	6,531,676	1.2%
Personal Products	11,527,039	2.1%
Pharmaceuticals	12,220,568	2.2%
Real Estate Management & Development	11,862,139	2.2%
Road & Rail	18,083,451	3.3%
Specialty Retail	8,213,403	1.5%
Textiles, Apparel & Luxury Goods	29,952,475	5.5%
Transportation Infrastructure	13,214,561	2.4%
Other Net Assets	38,196,104	7.0%
Total	$546,022,444	100.0%

See accompanying notes to schedule of portfolio investments.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Emerging Markets Great Consumer Fund	January 31, 2020 (Unaudited)

The Emerging Markets Great Consumer Fund invested in securities with exposure to the following countries as of January 31, 2020:

	Value	% of Net Assets
Argentina	$4,385,745	0.8%
Brazil	48,535,958	8.9%
China	219,160,485	40.1%
Cyprus	7,714,746	1.4%
Hong Kong	23,811,710	4.4%
India	82,079,368	15.0%
Indonesia	13,217,689	2.4%
Kazakstan	3,592,395	0.7%
Mexico	13,202,670	2.4%
Netherlands	10,703,121	2.0%
Peru	5,395,870	1.0%
Philippines	3,690,001	0.7%
Poland	6,990,400	1.3%
Russia	18,898,078	3.5%
Saudi Arabia	7,115,038	1.3%
South Africa	10,532,367	1.9%
South Korea	6,657,911	1.2%
Thailand	9,330,905	1.7%
United Kingdom	6,146,005	1.1%
Vietnam	6,665,878	1.2%
Other Net Assets	38,196,104	7.0%
Total	$546,022,444	100.0%

See accompanying notes to schedule of portfolio investments.

Mirae Asset Discovery Funds
Notes to Schedule of Portfolio Investments	January 31, 2020 (Unaudited)

1. Organization

Mirae Asset Discovery Funds (the "Trust") is organized as a Delaware statutory trust pursuant to a Declaration of Trust dated April 7, 2010. The Trust is registered as an open-end investment company under the Investment Company Act of 1940 (the "1940 Act"). Currently, the Trust consists of five series. This report includes information about the following series of the Trust: Emerging Markets Fund, Asia Fund and Emerging Markets Great Consumer Fund. Each may be referred to individually as a "Fund" and collectively as the "Funds." Two other funds, the Mirae Asset Emerging Markets VIT Fund and the Mirae Asset Emerging Markets Great Consumer VIT Fund have a fiscal year-end of December 31st.

Each Fund is classified as diversified under the 1940 Act. The Funds are authorized to issue an unlimited number of shares of beneficial interest of no par value. Each Fund offers three classes of shares: Class A Shares, Class C Shares, and Class I Shares. Class A, Class C and Class I Shares are identical except as to sales charges, distribution and other expenses borne by each class and voting rights on matters affecting a single class of Shares, and the exchange privilege of each class of shares. Class A Shares of the Funds have a maximum sales charge of 5.75% as a percentage of the offering price. Class C Shares of the Funds are offered without any front-end sales charge but will be subject to a maximum deferred sales charge of 1.00% if redeemed less than one year after purchase.  Class C Shares that are no longer subject to a deferred sales charge may be converted to Class A Shares of the same Fund on the basis of relative net asset values. No sales charges are assessed with respect to Class I Shares of the Funds.

2. Significant Accounting Policies

The Funds are investment companies and accordingly follow accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services - Investments Companies, as amended. The following is a summary of the significant accounting policies followed by the Funds in the preparation of their Schedules of Portfolio Investments. The policies are in conformity with generally accepted accounting principles in the United States of America ("GAAP"). The preparation of Schedules of Portfolio Investments in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts. Actual results could differ from these estimates.

Investment Valuation

The Funds record investments at fair value. Fair value is defined as the value that would be expected to be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Equity securities (e.g., preferred and common stocks), exchange-traded funds and rights listed on a national securities exchange, market or automated quotation system for which quotations are readily available, including securities traded over the counter, are valued at their last sale price on the relevant exchange as of the close of regular trading on that exchange. All equity securities that are not traded on a listed exchange or automated quotation system are valued at the last sale price at the close of the U.S. market (i.e., usually the close of the regular trading on the New York Stock Exchange (“NYSE”)) on each day the NYSE is open for trading. On a day that a security does not trade, then the mean between the bid and the asked prices will be used as long as it continues to reflect the value of the security. In the event that market quotations are not readily available, or if the mean between the bid and the asked prices of a non-exchange listed security does not reflect the value of the security, "fair value" of the security will be determined in accordance with fair value procedures approved by the Board of Trustees of the Trust (the “Board”, and the members thereof, the “Trustees”).

Most securities listed on a foreign exchange are valued at the last sale price at the close of the exchange on which the security is primarily traded. In certain countries, market maker prices are used since they are the most representative of the daily trading activity. In the case of certain foreign exchanges, the closing price reported by the exchange (which may sometimes be referred to by the exchange or one or more pricing agents as the "official close" or the "official closing price" or other similar term) will be considered the most recent sale price. Securities not traded on a particular day are valued at the mean between the last reported bid and asked quotes, or the last sale price where appropriate; otherwise fair value will be determined in accordance with fair value procedures approved by the Board.

The Funds may invest in American Depository Receipts ("ADRs") as well as other "hybrid" forms of depository receipts, including European Depository Receipts ("EDRs") and Global Depository Receipts ("GDRs"). These depository receipts are certificates evidencing ownership of shares of a foreign issuer, and serve as an alternative to directly purchasing the underlying foreign securities in their national markets and currencies. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country.

Fixed-income securities are generally valued by using valuation methodologies from an independent pricing service. Such services typically utilize multiple sources in an effort to obtain market color, which includes but is not limited to, observed transactions, credit quality information, perceived market movements, news, and other relevant information. These sources become the building blocks for establishing an effective modeling application, otherwise known as “matrix pricing.” In the absence of available quotations, fixed income securities will be priced at fair value determined in accordance with fair value procedures approved by the Board.

Redeemable securities issued by open-end investment companies are valued at the last calculated net asset value, with the exception of securities issued by exchange-traded open-end investment companies, which are priced as equity securities as described above.

Securities for which market quotations are not readily available (including securities for which Mirae Asset Global Investments (USA) LLC (the "Manager") determines that the closing market prices do not represent the securities' current value because of an intervening "significant event") will be valued at fair value pursuant to valuation procedures approved by the Board. Circumstances in which market quotations may not be readily available include, but are not limited to, when the security's trading has been halted or suspended, when the security's primary trading market is temporarily closed at a time when under normal conditions it would be open, or a significant event with respect to a security or securities has occurred after the close of the market or exchange on which the security or securities principally trades and before the time the Fund calculates the net asset value. The Manager believes that foreign securities values may be affected by volatility that occurs in global markets on a trading day after the close of any given foreign securities markets. The fair valuation procedures, therefore, include a procedure whereby foreign securities prices may be "fair valued" by an independent pricing service or by the Manager's Valuation Committee, in accordance with a valuation policy approved by the Board, to take those factors into account.

Each Fund uses fair value pricing to seek to ensure that such Fund's net asset value reflects the value of its underlying portfolio securities. There can be no assurance, however, that a fair value used by a Fund on any given day will more accurately reflect the market value of a security or securities than the market price of such security or securities. A security's valuation may differ depending on the method used for determining value. Fair valuation of a Fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of a Fund's net asset value by short-term traders.

Mirae Asset Discovery Funds
Notes to Schedule of Portfolio Investments	January 31, 2020 (Unaudited)

The valuation techniques described above maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds' investments are summarized in the three broad levels listed below:

• Level 1 —	quoted prices in active markets for identical assets
• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
• Level 3 —	significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Pursuant to the valuation procedures noted previously, equity securities, including foreign equity securities, are generally categorized as a Level 1 security in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as a Level 2 security). Fixed-income securities (including foreign bonds) are generally categorized as Level 2 securities in the fair value hierarchy.

A summary of the valuations as of January 31, 2020, based upon the three levels defined above, are identified below for each Fund.

	Level 1	Level 2	Total Investments
Emerging Markets Fund
Common Stock*	$19,273,441	$49,945,444	$69,218,885
Total Investments	$19,273,441	$49,945,444	$69,218,885

	Level 1	Level 2	Total Investments
Asia Fund
Common Stock*	$3,570,913	$20,328,685	$23,899,598
Total Investments	$3,570,913	$20,328,685	$23,899,598

	Level 1	Level 2	Total Investments
Emerging Markets Great Consumer Fund
Common Stock*	$111,235,273	$396,418,144	$507,653,417
Foreign Bond*	–	172,923	172,923
Total Investments	$111,235,273	$396,591,067	$507,826,340

* For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

For the period ended January 31, 2020, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

Foreign Currency Transactions

The accounting records of the Funds are maintained in U.S. dollars. Non-U.S. dollar denominated amounts are translated into U.S. dollars as follows, with the resultant exchange gains and losses recorded in the Statement of Operations:

 i) value of investment securities and other assets and liabilities at the exchange rate on the valuation date; and

 ii) purchases and sales of investment securities and income and expenses at the exchange rate prevailing on the respective date of such transactions.

The Funds do not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments.

Investment income from non-U.S. sources received by a Fund is generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties. Withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and each Fund intends to, if reasonable, undertake any procedural steps required to claim the benefits of such treaties. The Funds may be subject to foreign taxes on gains in investments or currency repatriation. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Mirae Asset Discovery Funds
Notes to Schedule of Portfolio Investments	January 31, 2020 (Unaudited)

Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premiums or accretion of discount.  Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.  Income and capital gains on some foreign securities may be subject to foreign withholdings taxes, which are accrued as applicable, and have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and regulations. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

3. Investment Risks

Asset Allocation Risk

Each Fund's ability to achieve its investment objective will depend, in part on the investment manager's ability to select the best asset allocation of assets across the various developed and emerging markets. This is a risk that the manager's evaluations and assumptions may be incorrect in view of actual market condition.

Concentration Risk

Concentration risk results from maintaining exposure to a limited number of issuers, industries, market sectors, countries or geographical regions. A fund that concentrates its investments will be more susceptible to risks associated with that concentration and will be more sensitive to adverse impact from credit risk relating to such issuers than a fund that is more diversified. Funds that focus their investments in particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. These Funds may be more volatile than a more geographically diversified fund. The Schedules of Portfolio Investments provide information on each Fund's holdings, including industry and/or geographical composition, as relevant.

Emerging Markets Risks

The risks of foreign investments are typically greater in less developed countries. Risks of investment in developing or emerging economies and markets include (i) less social, political, and economic stability; (ii) the smaller size of the securities markets and the lower volume of trading, which may result in a lack of liquidity and in great price volatility; (iii) certain national policies that may restrict the Funds' investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests, or expropriation or confiscation of assets or property, which could result in the Funds' loss of their entire investment in that market; (iv) less developed legal and regulatory structures governing private or foreign investment or allowing for judicial redress for injury to private property; (v) inaccurate, incomplete or misleading financial information on companies in which the Funds invest; (vi) securities of companies may trade at prices not consistent with traditional valuation measures; (vii) limitations on foreign ownership, which may impact the price of a security purchased or held by the Funds; and (viii) higher levels of inflation, deflation or currency devaluation relative to more developed markets.

Equity Securities Risk

Equity securities include common and preferred stocks. Stock markets are volatile. The value of equity securities is affected by changes in a company's financial condition and overall market and economic conditions. Preferred stock may be subject to optional or mandatory redemption provisions.

Foreign Securities Risk

Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; imposition of additional taxes; trading, settlement, custodial and other operational risks; and risk arising from the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Growth Investing Risk

Investments in growth-focused companies may be more volatile than other stocks or the market as a whole.  Growth-focused companies may be in early stages of business development or have smaller market capitalizations causing their securities to be more sensitive to economic downturns in the broader market.  The price of securities issued by growth-focused companies may be more sensitive to the companies' current or expected earnings.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Mirae Asset Discovery Funds

By (Signature and Title)	/s/ Joon Hyuk Heo
Joon Hyuk Heo, President and Principal Executive Officer

Date   3/19/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Joon Hyuk Heo
Joon Hyuk Heo, President and Principal Executive Officer

Date   3/19/2020

By (Signature and Title)	/s/ Joel B. Engle
Joel B. Engle, Treasurer and Principal Financial and Accounting Officer

Date   3/19/2020